Shareholder Report	2 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		PARNASSUS FUNDS
Entity Central Index Key		0000747546
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000240326
Shareholder Report [Line Items]
Fund Name		Parnassus Growth Equity Fund
Class Name		Investor Shares
Trading Symbol		PFGEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$43	0.84%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.84%
AssetsNet	$ 69,513,030	$ 69,513,030
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 95,816
InvestmentCompanyPortfolioTurnover		25.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,513,030
# of Portfolio Holdings	40
Portfolio Turnover Rate	25.02%
Advisory Fees Paid	$95,816

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Consumer Staples	1.7%
Materials	2.2%
Industrials	5.3%
Communication Services	7.3%
Financials	9.6%
Consumer Discretionary	10.3%
Health Care	12.6%
Information Technology	50.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NVIDIA Corp.	9.8%
Microsoft Corp.	9.7%
Broadcom Inc.	5.1%
Alphabet Inc., Class A	5.0%
Amazon.com Inc.	4.8%
Visa Inc., Class A	4.0%
Apple Inc.	3.4%
Intuit Inc.	2.6%
Eli Lilly & Co.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%

C000240327
Shareholder Report [Line Items]
Fund Name		Parnassus Growth Equity Fund
Class Name		Institutional Shares
Trading Symbol		PFPGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Growth Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$33	0.63%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.63%
AssetsNet	$ 69,513,030	$ 69,513,030
Holdings Count | Holding	40	40
Advisory Fees Paid, Amount		$ 95,816
InvestmentCompanyPortfolioTurnover		25.02%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$69,513,030
# of Portfolio Holdings	40
Portfolio Turnover Rate	25.02%
Advisory Fees Paid	$95,816

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.5%
Consumer Staples	1.7%
Materials	2.2%
Industrials	5.3%
Communication Services	7.3%
Financials	9.6%
Consumer Discretionary	10.3%
Health Care	12.6%
Information Technology	50.5%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NVIDIA Corp.	9.8%
Microsoft Corp.	9.7%
Broadcom Inc.	5.1%
Alphabet Inc., Class A	5.0%
Amazon.com Inc.	4.8%
Visa Inc., Class A	4.0%
Apple Inc.	3.4%
Intuit Inc.	2.6%
Eli Lilly & Co.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%

C000002470
Shareholder Report [Line Items]
Fund Name		Parnassus Value Equity Fund
Class Name		Investor Shares
Trading Symbol		PARWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$45	0.88%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.88%
AssetsNet	$ 4,548,231,407	$ 4,548,231,407
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount		$ 13,712,435
InvestmentCompanyPortfolioTurnover		19.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,548,231,407
# of Portfolio Holdings	45
Portfolio Turnover Rate	19.13%
Advisory Fees Paid	$13,712,435

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Utilities	2.2%
Real Estate	3.3%
Consumer Staples	3.6%
Materials	4.1%
Communication Services	6.9%
Consumer Discretionary	7.1%
Industrials	10.6%
Health Care	13.3%
Information Technology	19.2%
Financials	29.4%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Deere & Co.	3.7%
S&P Global Inc.	3.7%
Bank of America Corp.	3.4%
CBRE Group Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Microsoft Corp.	3.2%
Mastercard Inc., Class A	3.1%
The Bank of New York Mellon Corp.	2.9%
Alphabet Inc., Class A	2.7%
Verizon Communications Inc.	2.7%

C000156024
Shareholder Report [Line Items]
Fund Name		Parnassus Value Equity Fund
Class Name		Institutional Shares
Trading Symbol		PFPWX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Value Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$33	0.65%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
AssetsNet	$ 4,548,231,407	$ 4,548,231,407
Holdings Count | Holding	45	45
Advisory Fees Paid, Amount		$ 13,712,435
InvestmentCompanyPortfolioTurnover		19.13%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,548,231,407
# of Portfolio Holdings	45
Portfolio Turnover Rate	19.13%
Advisory Fees Paid	$13,712,435

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Utilities	2.2%
Real Estate	3.3%
Consumer Staples	3.6%
Materials	4.1%
Communication Services	6.9%
Consumer Discretionary	7.1%
Industrials	10.6%
Health Care	13.3%
Information Technology	19.2%
Financials	29.4%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Deere & Co.	3.7%
S&P Global Inc.	3.7%
Bank of America Corp.	3.4%
CBRE Group Inc., Class A	3.3%
JPMorgan Chase & Co.	3.3%
Microsoft Corp.	3.2%
Mastercard Inc., Class A	3.1%
The Bank of New York Mellon Corp.	2.9%
Alphabet Inc., Class A	2.7%
Verizon Communications Inc.	2.7%

C000002468
Shareholder Report [Line Items]
Fund Name		Parnassus Mid Cap Fund
Class Name		Investor Shares
Trading Symbol		PARMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$49	0.96%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.96%
AssetsNet	$ 2,572,935,557	$ 2,572,935,557
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount		$ 8,867,778
InvestmentCompanyPortfolioTurnover		28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,572,935,557
# of Portfolio Holdings	42
Portfolio Turnover Rate	28.79%
Advisory Fees Paid	$8,867,778

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Communication Services	1.2%
Materials	2.0%
Consumer Staples	2.7%
Utilities	2.8%
Health Care	6.4%
Real Estate	7.3%
Consumer Discretionary	7.6%
Information Technology	20.8%
Financials	22.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Fidelity National Information Services	3.9%
CBRE Group Inc., Class A	3.9%
The Bank of New York Mellon Corp.	3.8%
TransUnion	3.4%
Republic Services Inc., Class A	3.4%
KLA Corp.	3.4%
Cboe Global Markets Inc.	3.2%
Ferguson Enterprises Inc.	3.2%
Autodesk Inc.	3.0%
Broadridge Financial Solutions Inc.	2.9%

C000156023
Shareholder Report [Line Items]
Fund Name		Parnassus Mid Cap Fund
Class Name		Institutional Shares
Trading Symbol		PFPMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Mid Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$38	0.75%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.75%
AssetsNet	$ 2,572,935,557	$ 2,572,935,557
Holdings Count | Holding	42	42
Advisory Fees Paid, Amount		$ 8,867,778
InvestmentCompanyPortfolioTurnover		28.79%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,572,935,557
# of Portfolio Holdings	42
Portfolio Turnover Rate	28.79%
Advisory Fees Paid	$8,867,778

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Communication Services	1.2%
Materials	2.0%
Consumer Staples	2.7%
Utilities	2.8%
Health Care	6.4%
Real Estate	7.3%
Consumer Discretionary	7.6%
Information Technology	20.8%
Financials	22.6%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Fidelity National Information Services	3.9%
CBRE Group Inc., Class A	3.9%
The Bank of New York Mellon Corp.	3.8%
TransUnion	3.4%
Republic Services Inc., Class A	3.4%
KLA Corp.	3.4%
Cboe Global Markets Inc.	3.2%
Ferguson Enterprises Inc.	3.2%
Autodesk Inc.	3.0%
Broadridge Financial Solutions Inc.	2.9%

C000002467
Shareholder Report [Line Items]
Fund Name		Parnassus Mid Cap Growth Fund
Class Name		Investor Shares
Trading Symbol		PARNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$40	0.80%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.80%
AssetsNet	$ 801,825,791	$ 801,825,791
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount		$ 2,359,647
InvestmentCompanyPortfolioTurnover		33.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$801,825,791
# of Portfolio Holdings	46
Portfolio Turnover Rate	33.89%
Advisory Fees Paid	$2,359,647

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Materials	1.5%
Communication Services	2.1%
Real Estate	2.3%
Financials	8.8%
Health Care	13.3%
Consumer Discretionary	16.4%
Industrials	22.0%
Information Technology	33.0%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Equifax Inc.	4.6%
Hilton Worldwide Holdings Inc.	4.1%
Old Dominion Freight Line Inc.	3.3%
MercadoLibre Inc.	3.1%
Cloudflare Inc., Class A	3.1%
Guidewire Software Inc.	3.0%
Citibank, New York	3.0%
Datadog Inc., Class A	3.0%
J.B. Hunt Transport Services Inc.	2.7%
Broadridge Financial Solutions Inc.	2.7%

C000156022
Shareholder Report [Line Items]
Fund Name		Parnassus Mid Cap Growth Fund
Class Name		Institutional Shares
Trading Symbol		PFPRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Parnassus Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number		800-999-3505
Additional Information Website		https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$34	0.68%Footnote Reference1

[1] Annualized.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.68%
AssetsNet	$ 801,825,791	$ 801,825,791
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount		$ 2,359,647
InvestmentCompanyPortfolioTurnover		33.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$801,825,791
# of Portfolio Holdings	46
Portfolio Turnover Rate	33.89%
Advisory Fees Paid	$2,359,647

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.6%
Materials	1.5%
Communication Services	2.1%
Real Estate	2.3%
Financials	8.8%
Health Care	13.3%
Consumer Discretionary	16.4%
Industrials	22.0%
Information Technology	33.0%

Largest Holdings [Text Block]

Top Ten Holdings (%)*

Equifax Inc.	4.6%
Hilton Worldwide Holdings Inc.	4.1%
Old Dominion Freight Line Inc.	3.3%
MercadoLibre Inc.	3.1%
Cloudflare Inc., Class A	3.1%
Guidewire Software Inc.	3.0%
Citibank, New York	3.0%
Datadog Inc., Class A	3.0%
J.B. Hunt Transport Services Inc.	2.7%
Broadridge Financial Solutions Inc.	2.7%

C000259717
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Investor Shares
Trading Symbol	PRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$17	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.95%
AssetsNet	$ 12,053,669	$ 12,053,669
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ (56,991)
InvestmentCompanyPortfolioTurnover	1.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,053,669
# of Portfolio Holdings	49
Portfolio Turnover Rate	1.21%
Advisory Fees Paid	$(56,991)

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	1.5%
Materials	3.7%
Consumer Staples	6.5%
Consumer Discretionary	7.7%
Communication Services	11.0%
Health Care	11.7%
Information Technology	13.1%
Industrials	21.9%
Financials	22.9%

Country Weightings (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	1.5%
Switzerland	0.9%
Belgium	1.0%
Denmark	2.0%
Italy	2.1%
Spain	2.1%
Uruguay	2.1%
Sweden	2.6%
Taiwan	2.6%
Ireland	2.7%
China	3.5%
United States	5.1%
Netherlands	5.1%
Singapore	5.4%
Canada	5.8%
France	6.2%
Japan	9.6%
Germany	18.7%
United Kingdom	21.0%

* The holding table and charts above represent percentage based on Total Net Assets.

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NEC Corp.	3.5%
Sea Ltd., ADR	3.4%
Deutsche Telekom AG	2.8%
SAP SE, ADR	2.8%
Willis Towers Watson plc	2.8%
3i Group plc	2.8%
Siemens Energy AG	2.7%
Danone SA	2.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.6%
Fresenius Medical Care AG	2.6%

C000259718
Shareholder Report [Line Items]
Fund Name	Parnassus International Equity Fund
Class Name	Institutional Shares
Trading Symbol	PFPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Parnassus International Equity Fund (the "Fund") for the period of April 28, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.
Additional Information Phone Number	800-999-3505
Additional Information Website	https://www.parnassus.com/literature-and-forms/fund-information
Expenses [Text Block]

What was the Fund's cost for the last period?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$13	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.70%
AssetsNet	$ 12,053,669	$ 12,053,669
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ (56,991)
InvestmentCompanyPortfolioTurnover	1.21%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,053,669
# of Portfolio Holdings	49
Portfolio Turnover Rate	1.21%
Advisory Fees Paid	$(56,991)

Holdings [Text Block]

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	1.5%
Materials	3.7%
Consumer Staples	6.5%
Consumer Discretionary	7.7%
Communication Services	11.0%
Health Care	11.7%
Information Technology	13.1%
Industrials	21.9%
Financials	22.9%

Country Weightings (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	1.5%
Switzerland	0.9%
Belgium	1.0%
Denmark	2.0%
Italy	2.1%
Spain	2.1%
Uruguay	2.1%
Sweden	2.6%
Taiwan	2.6%
Ireland	2.7%
China	3.5%
United States	5.1%
Netherlands	5.1%
Singapore	5.4%
Canada	5.8%
France	6.2%
Japan	9.6%
Germany	18.7%
United Kingdom	21.0%

* The holding table and charts above represent percentage based on Total Net Assets.

Largest Holdings [Text Block]

Top Ten Holdings (%)*

NEC Corp.	3.5%
Sea Ltd., ADR	3.4%
Deutsche Telekom AG	2.8%
SAP SE, ADR	2.8%
Willis Towers Watson plc	2.8%
3i Group plc	2.8%
Siemens Energy AG	2.7%
Danone SA	2.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2.6%
Fresenius Medical Care AG	2.6%